Quarterly Holdings Report
for

Fidelity® Massachusetts Municipal Income Fund

October 31, 2020

MFL-QTLY-1220
1.809072.117

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.9%
	Principal Amount	Value
Guam - 0.0%
Guam Int'l. Arpt. Auth. Rev. Series C, 5% 10/1/21 (Escrowed to Maturity) (a)	455,000	472,863
Massachusetts - 96.6%
Amesbury Gen. Oblig. Series 2020, 5% 6/1/28	1,440,000	1,892,390
Berkshire Wind Pwr. Coop. Corp.:
Series 2017 2:	$	$
5% 7/1/22	350,000	376,810
5% 7/1/25	505,000	605,530
5% 7/1/26	925,000	1,140,201
5% 7/1/27	700,000	881,433
5% 7/1/30	480,000	591,053
Series 2017, 5% 7/1/21	700,000	721,425
Blue Hills Reg'l. Technical Series 2019, 4% 2/1/49	2,000,000	2,245,120
Boston Wtr. & Swr. Commission Rev.:
Series 2012 A, 4% 11/1/25	2,950,000	3,167,769
Series 2016 B:
5% 11/1/34	1,000,000	1,129,270
5% 11/1/35	1,500,000	1,692,945
5% 11/1/36	1,700,000	1,917,039
Braintree Gen. Oblig.:
5% 5/15/26	2,300,000	2,865,846
5% 5/15/27	2,000,000	2,558,900
5% 5/15/28	600,000	786,150
Brookline Gen. Oblig. Series 2020, 5% 3/15/28	3,075,000	4,034,277
Cambridge Gen. Oblig. Series 12:
5% 1/1/23	865,000	913,137
5% 1/1/24	340,000	358,880
Framingham Gen. Oblig. Series 2012 A:
4% 12/1/20	1,260,000	1,263,720
4% 12/1/24	1,360,000	1,463,482
Lowell Gen. Oblig. Series 2019:
5% 9/1/28	1,215,000	1,605,635
5% 9/1/29	700,000	914,431
Lynn Wtr. & Swr. Commission Gen. Rev. Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	440,000	441,408
Marshfield Gen. Oblig.:
5% 11/1/20	1,780,000	1,780,000
5% 11/1/21	1,730,000	1,812,277
Massachusetts Bay Trans. Auth.:
Series 1991 A, 7% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	408,866
7% 3/1/21	200,000	204,433
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2012 A, 5% 7/1/22	6,110,000	6,588,657
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C, 5.25% 7/1/23	3,950,000	4,470,926
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	5,504,720
Series 2006 A:
5.25% 7/1/29	3,005,000	4,073,157
5.25% 7/1/32	16,745,000	23,850,908
Series 2015 A:
5% 7/1/40	14,570,000	16,952,341
5% 7/1/45	14,125,000	16,301,945
Massachusetts Clean Energy Coop. Corp. Series 2013:
5% 7/1/25	2,795,000	3,114,748
5% 7/1/30	3,725,000	4,107,446
Massachusetts Clean Wtr. Trust:
(Pool Prog.) Series 2004 A, 5.25% 2/1/24	1,170,000	1,359,294
Series 18:
5% 2/1/28	3,500,000	4,019,575
5% 2/1/29	6,355,000	7,291,727
Series 2012 B:
5% 8/1/27	295,000	319,034
5% 8/1/28	330,000	356,641
Series 2020, 5% 8/1/26	5,000,000	6,287,400
Series 22, 5% 8/1/37	4,110,000	5,313,737
Series 6, 5.5% 8/1/30	1,310,000	1,314,873
Massachusetts Commonwealth Trans. Fund Rev.:
(Accelerated Bridge Prog.) Series 2014 A, 5% 6/1/44	22,295,000	25,195,802
(Rail Enhancement & Accelerated Bridge Prog.) Series 2018 A:
5% 6/1/35	2,885,000	3,633,138
5% 6/1/36	3,035,000	3,808,227
(Rail Enhancement & Accelerated Bridge Progs.) Series 2018 A, 5.25% 6/1/43	14,575,000	18,196,596
(Rail Enhancement Prog.) Series 2015 A, 5% 6/1/45	17,750,000	20,525,745
Series 2017 A, 5% 6/1/32	4,580,000	5,794,570
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Bonds Series 2019 A, 5%, tender 1/1/23 (b)	7,520,000	8,234,626
Series A:
5% 1/1/21	5,305,000	5,345,283
5% 1/1/22	1,500,000	1,582,005
5% 1/1/23	2,000,000	2,192,800
5% 1/1/24	1,175,000	1,338,666
5% 1/1/35	3,500,000	4,379,585
5% 1/1/37	2,000,000	2,483,760
Series C, 5% 1/1/34	8,585,000	11,003,309
Massachusetts Dev. Fin. Agcy. Hosp. Rev. Series 2013:
5.25% 11/15/36	3,000,000	3,302,850
5.25% 11/15/41	4,620,000	5,055,296
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. Bonds Series 2019, 1.39%, tender 2/1/22 (b)	4,950,000	5,003,064
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College, MA. Proj.) Series 2017:
5% 10/1/28	465,000	575,893
5% 10/1/29	735,000	903,660
5% 10/1/42	4,000,000	4,682,000
5% 10/1/47	5,500,000	6,389,130
(Boston College Proj.) Series T:
5% 7/1/37	1,415,000	1,715,645
5% 7/1/38	3,685,000	4,456,786
5% 7/1/39	4,450,000	5,369,059
5% 7/1/42	2,805,000	3,345,439
(Broad Institute Proj.) Series 2017:
5% 4/1/33	10,145,000	12,580,206
5% 4/1/34	2,500,000	3,090,500
5% 4/1/35	2,455,000	3,027,211
5% 4/1/37	1,500,000	1,837,830
(Broad Institute Proj.) Series 2017, 5% 4/1/36	2,205,000	2,709,857
(Lesley Univ. Proj.) Series 2016:
5% 7/1/29	1,640,000	1,915,208
5% 7/1/32	1,905,000	2,190,350
(Newbridge On The Charles Proj.) Series 2017:
4% 10/1/24 (c)	500,000	522,260
4% 10/1/25 (c)	500,000	526,170
4% 10/1/26 (c)	500,000	528,275
4% 10/1/27 (c)	350,000	371,018
4.125% 10/1/42 (c)	2,500,000	2,517,125
5% 10/1/37 (c)	1,000,000	1,072,110
5% 10/1/47 (c)	1,000,000	1,065,420
5% 10/1/57 (c)	6,000,000	6,355,260
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S:
5% 7/1/25	1,000,000	1,201,630
5% 7/1/31	21,180,000	26,413,366
5% 7/1/32	985,000	1,220,267
5% 7/1/34	750,000	922,440
(Suffolk Univ. Proj.) Series 2017:
5% 7/1/21	750,000	770,619
5% 7/1/22	875,000	935,060
5% 7/1/23	2,420,000	2,676,060
5% 7/1/24	2,000,000	2,280,640
5% 7/1/25	1,500,000	1,759,380
5% 7/1/26	1,935,000	2,319,872
5% 7/1/27	2,085,000	2,542,678
5% 7/1/28	4,300,000	5,198,786
(Suffolk Univ., Proj.) Series 2017, 5% 7/1/32	1,000,000	1,151,620
(UMASS Boston Student Hsg. Proj.) Series 2016:
5% 10/1/29	3,120,000	3,115,414
5% 10/1/30	1,100,000	1,096,546
5% 10/1/31	1,200,000	1,194,960
5% 10/1/32	1,240,000	1,233,354
5% 10/1/33	1,235,000	1,225,676
(UMass Memorial Health Care Proj.) Series K:
5% 7/1/28	1,260,000	1,511,118
5% 7/1/29	1,320,000	1,572,688
5% 7/1/30	1,390,000	1,647,776
5% 7/1/38	3,750,000	4,331,963
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	7,000,000	7,540,120
(Univ. of Massachusetts Health Cr., Inc.) Series 2011 H, 5.5% 7/1/31	370,000	379,479
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/34	1,425,000	1,616,420
5% 10/1/35	1,495,000	1,691,966
5% 10/1/46	4,250,000	4,712,188
(Wheaton College, MA. Proj.) Series 2017 H:
5% 1/1/21	1,560,000	1,570,586
5% 1/1/22	1,120,000	1,174,645
5% 1/1/23	1,440,000	1,561,565
5% 1/1/24	1,100,000	1,232,946
5% 1/1/29	1,435,000	1,752,809
5% 1/1/31	1,580,000	1,901,135
5% 1/1/32	1,665,000	1,993,221
5% 1/1/33	1,745,000	2,077,998
5% 1/1/34	1,835,000	2,177,136
5% 1/1/35	1,000,000	1,183,810
5% 1/1/36	1,000,000	1,179,760
5% 1/1/42	5,775,000	6,701,195
5% 1/1/47	1,895,000	2,179,326
5% 1/1/53	3,425,000	3,908,576
Bonds Series A1, 5%, tender 1/31/30 (b)	15,015,000	19,381,512
Series 2008 B:
0% 1/1/37 (Assured Guaranty Corp. Insured)	1,745,000	1,186,792
0% 1/1/40 (Assured Guaranty Corp. Insured)	5,000,000	3,067,150
0% 1/1/41 (Assured Guaranty Corp. Insured)	5,000,000	2,959,300
0% 1/1/42 (Assured Guaranty Corp. Insured)	5,000,000	2,848,750
Series 2011 H, 5.125% 7/1/26	5,595,000	5,745,506
Series 2012 G:
5% 10/1/23	2,245,000	2,333,049
5% 10/1/24	1,625,000	1,688,863
5% 10/1/25	1,600,000	1,662,960
5% 10/1/26	2,170,000	2,254,934
5% 10/1/27	2,235,000	2,322,120
5% 10/1/28	1,240,000	1,288,199
Series 2013 A:
6.25% 11/15/33 (Pre-Refunded to 11/15/23 @ 100) (c)	2,245,000	2,645,800
6.5% 11/15/43 (Pre-Refunded to 11/15/23 @ 100) (c)	4,000,000	4,738,920
Series 2013 F:
4% 7/1/32	2,050,000	2,137,084
4% 7/1/43	21,685,000	22,124,338
5% 7/1/27	1,300,000	1,421,732
5% 7/1/37	3,925,000	4,164,347
Series 2013 G, 5% 7/1/44	10,110,000	10,597,909
Series 2013 P, 5% 7/1/43	12,320,000	13,630,478
Series 2013 X, 5% 10/1/48	14,920,000	16,246,686
Series 2013, 5% 7/1/21	1,085,000	1,115,652
Series 2014 A:
5% 3/1/32	1,700,000	1,899,274
5% 3/1/33	1,250,000	1,392,988
5% 3/1/39	4,000,000	4,418,000
5% 3/1/44	15,765,000	17,305,713
Series 2014 F:
5% 7/15/21	300,000	306,980
5% 7/15/22	400,000	421,600
5% 7/15/23	350,000	378,966
5% 7/15/24	400,000	432,352
5% 7/15/25	550,000	593,769
5% 7/15/26	500,000	537,900
5% 7/15/27	200,000	214,450
5% 7/15/28	320,000	342,086
5.625% 7/15/36	800,000	855,192
5.75% 7/15/43	4,700,000	5,008,696
Series 2014 M4, 5% 7/1/44 (Pre-Refunded to 7/1/23 @ 100)	15,000,000	16,879,950
Series 2014 P:
5% 10/1/32	5,000,000	5,646,900
5% 10/1/46	7,080,000	7,816,320
Series 2015 D, 5% 7/1/44	10,975,000	12,101,035
Series 2015 F, 5% 8/15/45	18,290,000	20,591,614
Series 2015 H1:
5% 7/1/26	3,585,000	4,238,295
5% 7/1/29	3,750,000	4,363,950
5% 7/1/30	1,800,000	2,095,308
5% 7/1/31	1,190,000	1,380,531
5% 7/1/32	1,000,000	1,155,850
5% 7/1/33	1,000,000	1,152,270
Series 2015 K, 4% 10/1/30	500,000	535,760
Series 2015 O2:
5% 7/1/27	8,635,000	10,298,878
5% 7/1/29 (Pre-Refunded to 7/1/25 @ 100)	4,495,000	5,465,156
Series 2015 Q:
5% 8/15/28	1,000,000	1,186,570
5% 8/15/29	1,000,000	1,180,330
5% 8/15/32	1,500,000	1,750,920
5% 8/15/33	1,500,000	1,745,580
5% 8/15/34	1,790,000	2,079,533
5% 8/15/38	1,690,000	1,946,796
Series 2015:
5% 1/1/25	3,525,000	4,064,360
5% 1/1/27	2,695,000	3,074,618
5% 1/1/28	1,850,000	2,084,691
5% 1/1/29	2,945,000	3,300,785
Series 2016 A, 5.25% 1/1/42	7,000,000	7,919,100
Series 2016 E:
5% 7/1/31	1,000,000	1,157,700
5% 7/1/32	2,200,000	2,535,874
5% 7/1/33	1,500,000	1,722,645
5% 7/1/34	1,500,000	1,718,925
5% 7/1/35	1,500,000	1,714,800
5% 7/1/36	1,000,000	1,140,030
5% 7/1/37	2,000,000	2,274,600
Series 2016 I:
5% 7/1/25	485,000	567,188
5% 7/1/27	1,150,000	1,386,233
5% 7/1/27	1,100,000	1,306,745
5% 7/1/29	1,680,000	1,965,852
5% 7/1/30	2,400,000	2,791,104
5% 7/1/31	2,000,000	2,313,080
5% 7/1/32	1,610,000	1,851,162
5% 7/1/34	3,035,000	3,575,109
5% 7/1/36	2,000,000	2,343,680
5% 7/1/37	1,470,000	1,718,474
5% 7/1/38	1,000,000	1,163,580
5% 7/1/41	14,790,000	16,627,658
Series 2016 N:
5% 12/1/34	1,000,000	1,184,350
5% 12/1/36	2,520,000	2,967,023
Series 2016:
4% 10/1/36	1,250,000	1,366,250
5% 7/1/26	1,710,000	2,066,706
5% 7/1/29	2,000,000	2,373,440
5% 7/1/30	2,000,000	2,358,820
5% 7/1/31	1,700,000	1,996,905
5% 10/1/32	1,760,000	2,074,917
5% 9/1/33	475,000	570,143
5% 10/1/33	1,500,000	1,762,200
5% 10/1/34	1,500,000	1,758,990
5% 9/1/35	375,000	448,035
5% 10/1/35	1,500,000	1,754,055
5% 7/1/36	3,000,000	3,470,040
5% 9/1/36	315,000	375,269
5% 9/1/37	840,000	975,988
5% 10/1/37	2,000,000	2,320,460
5% 10/1/39	5,000,000	5,775,950
5% 7/1/40	5,325,000	6,109,266
5% 7/1/41	5,145,000	5,886,137
5% 10/1/43	5,000,000	5,502,050
5% 9/1/46	3,235,000	3,774,339
5% 10/1/46	4,000,000	4,562,920
5% 10/1/48	1,000,000	973,250
5% 9/1/52	9,115,000	10,372,050
Series 2017:
5% 7/1/21	180,000	184,706
5% 7/1/22	180,000	188,926
5% 7/1/25	1,105,000	1,309,878
5% 7/1/26	160,000	182,530
5% 7/1/27	1,000,000	1,240,970
5% 7/1/37	600,000	651,282
5% 7/1/42	2,110,000	2,268,925
5% 7/1/47	2,250,000	2,406,353
Series 2018:
5% 9/1/27	1,010,000	1,229,736
5% 9/1/29	1,390,000	1,665,901
5% 9/1/31	1,530,000	1,805,171
5% 9/1/33	1,185,000	1,375,418
5% 9/1/38	4,805,000	5,502,590
5% 6/1/43	4,740,000	5,755,213
5% 9/1/43	4,445,000	5,023,383
5% 6/1/48	7,000,000	8,435,350
Series 2019 A:
5% 7/1/30	1,350,000	1,646,096
5% 7/1/31	1,350,000	1,634,742
5% 7/1/32	2,000,000	2,404,100
5% 7/1/33	2,300,000	2,747,005
5% 7/1/34	1,015,000	1,229,957
5% 7/1/34	1,400,000	1,664,852
5% 7/1/36	1,120,000	1,347,080
5% 7/1/38	735,000	878,237
5% 7/1/44	2,250,000	2,642,468
5% 7/1/49	3,500,000	4,082,925
Series 2019 K:
4% 7/1/22	700,000	737,716
5% 7/1/23	500,000	556,125
5% 7/1/24	500,000	576,200
5% 7/1/25	1,250,000	1,487,438
5% 7/1/26	1,250,000	1,525,313
5% 7/1/33	2,000,000	2,511,700
5% 7/1/35	2,135,000	2,663,519
Series 2019 S1:
5% 10/1/21	3,490,000	3,628,648
5% 10/1/25	1,965,000	2,349,040
5% 10/1/26	2,535,000	3,102,156
Series 2019 S2:
5% 10/1/32	1,410,000	1,761,245
5% 10/1/33	1,935,000	2,405,495
5% 10/1/34	2,165,000	2,684,773
Series 2020 A:
4% 7/1/39	2,455,000	2,605,197
4% 7/1/40	7,920,000	8,370,569
Series A:
4% 6/1/49	13,440,000	14,326,368
5% 6/1/39	6,760,000	7,924,613
Series B, 0% 1/1/39 (Assured Guaranty Corp. Insured)	3,200,000	2,035,808
Series BB1, 5% 10/1/46	355,000	411,743
Series G:
5% 7/15/21 (c)	130,000	133,025
5% 7/15/22 (c)	115,000	121,210
5% 7/15/23 (c)	120,000	129,931
5% 7/15/24 (c)	130,000	144,030
5% 7/15/25 (c)	120,000	135,559
5% 7/15/26 (c)	160,000	183,350
5% 7/15/27 (c)	170,000	196,556
5% 7/15/28 (c)	175,000	203,656
5% 7/15/29 (c)	320,000	373,814
5% 7/15/30 (c)	320,000	375,901
5% 7/15/31 (c)	350,000	408,545
5% 7/15/32 (c)	400,000	464,076
5% 7/15/33 (c)	320,000	368,864
5% 7/15/34 (c)	300,000	344,406
5% 7/15/35 (c)	270,000	308,780
5% 7/15/36 (c)	235,000	268,003
5% 7/15/37 (c)	250,000	284,055
5% 7/15/46 (c)	2,075,000	2,346,016
Series J2:
5% 7/1/43	11,540,000	13,593,889
5% 7/1/53	3,500,000	4,036,830
Series K, 5% 7/1/27	1,150,000	1,404,794
Series N 2016:
5% 12/1/41	14,700,000	17,044,797
5% 12/1/46	7,000,000	8,052,730
5% 3/1/34	4,375,000	4,867,275
5.25% 7/1/25	1,000,000	1,068,860
5.25% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	1,000,000	1,081,080
5.25% 7/1/26	1,000,000	1,066,570
5.25% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	1,000,000	1,081,080
Massachusetts Edl. Fing. Auth. Rev.:
Series 2010 A, 5.5% 1/1/22	3,500,000	3,508,715
Series 2014 I:
5% 1/1/25 (a)	2,660,000	3,026,362
5% 1/1/27 (a)	1,000,000	1,135,660
Series 2015 A, 5% 1/1/22 (a)	6,000,000	6,257,520
Series 2016 J:
5% 7/1/22 (a)	6,350,000	6,730,238
5% 7/1/23 (a)	9,825,000	10,725,953
Series 2016, 5% 7/1/24 (a)	7,000,000	7,866,740
Series 2017 A:
4% 7/1/21 (a)	2,000,000	2,036,874
5% 7/1/22 (a)	3,000,000	3,179,640
5% 7/1/23 (a)	2,500,000	2,729,250
5% 7/1/24 (a)	3,000,000	3,369,180
5% 7/1/25 (a)	4,500,000	5,185,305
5% 7/1/26 (a)	3,920,000	4,599,179
Series 2018 B:
5% 7/1/22 (a)	2,030,000	2,151,556
5% 7/1/27 (a)	9,240,000	10,990,980
5% 7/1/28 (a)	2,325,000	2,797,812
Series 2019 B:
5% 7/1/23 (a)	500,000	545,850
5% 7/1/24 (a)	1,000,000	1,123,060
5% 7/1/25 (a)	1,310,000	1,509,500
5% 7/1/26 (a)	1,215,000	1,425,511
5% 7/1/28 (a)	1,000,000	1,203,360
5% 7/1/29 (a)	3,500,000	4,249,665
Series 2020 C:
5% 7/1/28 (a)	2,000,000	2,406,720
5% 7/1/29 (a)	1,950,000	2,367,671
5% 7/1/30 (a)	1,950,000	2,387,541
Massachusetts Gen. Oblig.:
Series 2004 A, 5.5% 8/1/30	2,000,000	2,798,000
Series 2006 B, 5.25% 9/1/22	5,360,000	5,850,494
Series 2007 A, 3 month U.S. LIBOR + 0.570% 0.738% 5/1/37 (b)(d)	6,840,000	6,619,000
Series 2014 E:
5% 9/1/29	7,500,000	8,141,325
5% 9/1/30	5,000,000	5,425,650
5% 9/1/31	8,000,000	8,676,400
Series 2015 C, 5% 7/1/40	12,730,000	14,968,952
Series 2016 A, 5% 3/1/46	12,985,000	14,702,266
Series 2016 B:
5% 7/1/33	5,500,000	6,692,070
5% 7/1/35	5,500,000	6,661,270
5% 7/1/36	10,260,000	12,391,412
5% 7/1/37	8,495,000	10,234,946
Series 2016:
5% 3/1/31	1,500,000	1,724,160
5% 3/1/32	7,500,000	8,614,275
Series 2017 A:
5% 4/1/34	6,875,000	8,491,038
5% 4/1/35	9,830,000	12,118,621
5% 4/1/42	18,490,000	22,386,028
5% 4/1/47	2,405,000	2,888,958
Series 2017 C, 5% 10/1/26	15,000,000	18,894,450
Series 2017 D, 5% 2/1/33	2,550,000	3,145,170
Series 2017 F:
5% 11/1/38	10,000,000	12,399,000
5% 11/1/39	10,000,000	12,368,100
Series 2018 B, 5% 1/1/32	5,000,000	6,308,550
Series 2019 A:
5% 1/1/35	5,000,000	6,387,900
5% 1/1/37	10,000,000	12,679,200
5% 1/1/49	5,000,000	6,165,900
5.25% 1/1/33	21,110,000	27,653,256
5.25% 1/1/44	16,490,000	20,825,386
Series 2020 D, 5% 7/1/48	10,000,000	12,740,200
Series A:
5% 3/1/29	2,710,000	3,599,016
5% 1/1/48	9,420,000	11,389,534
Series B:
5% 7/1/33	3,500,000	4,662,105
5% 7/1/34	2,000,000	2,654,840
Series C:
5% 5/1/45	5,000,000	6,240,150
5% 5/1/47	10,855,000	13,514,584
Series E, 5% 9/1/29	7,115,000	9,275,754
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	2,285,000	2,294,414
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Series 183, 3.5% 12/1/46	1,370,000	1,439,171
Series 2017, 4% 6/1/43 (a)	1,310,000	1,404,569
Series 2020 A, 0.875% 12/1/23	3,250,000	3,265,698
Series 207, 4% 6/1/49	2,540,000	2,815,336
Series 214, 3.75% 12/1/49	5,885,000	6,551,123
Series 218, 3% 12/1/50	2,000,000	2,190,800
Massachusetts Port Auth. Rev.:
Series 2012 A:
5% 7/1/37 (a)	2,000,000	2,111,260
5% 7/1/42 (a)	10,300,000	10,839,205
Series 2012 B:
5% 7/1/25	4,150,000	4,460,960
5% 7/1/27	6,570,000	7,049,084
5% 7/1/28	5,030,000	5,386,476
Series 2014 B:
5% 7/1/29 (a)	1,270,000	1,444,168
5% 7/1/39 (a)	4,965,000	5,529,769
Series 2014 C:
5% 7/1/28	3,000,000	3,466,530
5% 7/1/29	4,205,000	4,847,104
5% 7/1/30	3,000,000	3,453,030
Series 2015 A:
5% 7/1/28	460,000	546,107
5% 7/1/28 (a)	500,000	584,860
5% 7/1/29 (a)	1,245,000	1,451,894
5% 7/1/30	1,400,000	1,650,516
5% 7/1/30 (a)	1,450,000	1,688,612
5% 7/1/40 (a)	2,000,000	2,274,600
5% 7/1/45 (a)	3,500,000	3,948,595
5% 7/1/45	5,570,000	6,345,010
Series 2016 A:
5% 7/1/26	695,000	861,036
5% 7/1/28	760,000	929,678
5% 7/1/30	1,660,000	2,013,796
5% 7/1/32	1,970,000	2,369,752
5% 7/1/36	3,760,000	4,473,009
Series 2016 B:
4% 7/1/46 (a)	12,950,000	13,950,388
5% 7/1/43 (a)	6,410,000	7,346,052
Series 2017 A:
5% 7/1/30 (a)	1,280,000	1,567,923
5% 7/1/31 (a)	1,095,000	1,330,403
5% 7/1/32 (a)	1,370,000	1,651,343
5% 7/1/33 (a)	1,250,000	1,500,288
5% 7/1/35 (a)	2,000,000	2,387,800
5% 7/1/36 (a)	1,720,000	2,046,903
5% 7/1/42 (a)	4,110,000	4,817,660
Series 2019 A:
5% 7/1/24 (a)	4,140,000	4,782,280
5% 7/1/34 (a)	2,500,000	3,111,650
Series 2019 C:
5% 7/1/31 (a)	3,500,000	4,430,965
5% 7/1/38 (a)	5,000,000	6,122,800
5% 7/1/39 (a)	5,000,000	6,104,400
5% 7/1/49 (a)	2,500,000	2,988,500
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A:
5% 7/1/21 (a)	690,000	707,807
5% 7/1/22 (a)	500,000	532,175
5% 7/1/23 (a)	360,000	396,191
5% 7/1/24 (a)	615,000	698,210
5% 7/1/25 (a)	1,000,000	1,166,990
5% 7/1/32 (a)	500,000	607,505
5% 7/1/49 (a)	5,620,000	6,518,582
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2012 A:
5% 8/15/23	15,000,000	16,263,000
5% 8/15/24	4,120,000	4,463,814
5% 8/15/24 (Pre-Refunded to 8/15/22 @ 100)	880,000	953,506
Series 2012 B:
5% 8/15/28 (Pre-Refunded to 8/15/22 @ 100)	1,125,000	1,220,018
5% 8/15/30 (Pre-Refunded to 8/15/22 @ 100)	25,400,000	27,545,284
Series 2013 A, 5% 5/15/43 (Pre-Refunded to 5/15/23 @ 100)	18,675,000	20,878,463
Series 2016 A:
5% 11/15/40	7,335,000	8,758,870
5% 11/15/41	7,710,000	9,186,157
Series 2019 A:
5% 2/15/23	640,000	708,864
5% 2/15/44	21,510,000	26,672,185
Series A:
5% 8/15/30 (Pre-Refunded to 8/15/22 @ 100)	4,240,000	4,598,110
5% 8/15/31	1,850,000	2,501,922
5% 8/15/32	1,500,000	2,014,125
5% 8/15/33	1,675,000	2,234,467
5% 8/15/34	3,000,000	3,989,340
5% 8/15/35	2,000,000	2,648,600
5% 8/15/36	12,845,000	16,934,206
5% 8/15/37	1,400,000	1,838,760
5% 8/15/45	10,000,000	12,804,400
5% 8/15/50	12,100,000	15,416,005
Series B, 5% 11/15/39	1,975,000	2,405,155
Series D, 5% 8/15/37	5,000,000	5,958,350
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005:
5.25% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,270,000	4,303,154
5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,575,000	3,285,880
5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	19,080,000	25,081,232
5.5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,770,000	20,014,827
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity)	2,250,000	2,236,275
Series 2003 B, 0% 5/1/28 (Assured Guaranty Corp. Insured)	6,080,000	5,533,530
Series 2012 A:
5% 5/1/36 (Pre-Refunded to 5/1/22 @ 100)	1,890,000	2,022,659
5% 5/1/41 (Pre-Refunded to 5/1/22 @ 100)	3,205,000	3,432,459
Series 2012 B:
5% 5/1/29 (Pre-Refunded to 5/1/22 @ 100)	2,000,000	2,141,940
5% 5/1/30 (Pre-Refunded to 5/1/22 @ 100)	1,870,000	2,002,714
Series 2014 B:
5% 5/1/39 (Pre-Refunded to 5/1/24 @ 100)	2,500,000	2,909,100
5% 5/1/44 (Pre-Refunded to 5/1/24 @ 100)	13,935,000	16,215,323
Series 2014 D:
5% 5/1/39 (Pre-Refunded to 5/1/25 @ 100)	7,575,000	9,155,675
5% 5/1/41 (Pre-Refunded to 5/1/25 @ 100)	4,515,000	5,457,145
Series 2016 A:
5% 5/1/38 (Pre-Refunded to 5/1/25 @ 100)	11,450,000	13,839,272
5% 5/1/41 (Pre-Refunded to 5/1/25 @ 100)	7,960,000	9,621,013
5% 5/1/49 (Pre-Refunded to 5/1/25 @ 100)	12,015,000	14,522,170
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 C, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,765,440
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	4,892,621
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,700,000	6,884,185
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	28,837,807
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2012 A, 5% 8/1/37 (Pre-Refunded to 8/1/22 @ 100)	8,000,000	8,661,040
Series 2016 B, 5% 8/1/40	4,625,000	5,583,346
Series 2016 C:
5% 8/1/34	10,000,000	12,244,600
5% 8/1/35	12,550,000	15,327,692
5% 8/1/40	20,500,000	24,747,805
Series 2020 B:
5% 8/1/41	2,660,000	3,462,549
5% 8/1/42	7,415,000	9,619,776
Series B, 5.25% 8/1/26	3,000,000	3,809,070
Natick Gen. Oblig. Series 2020, 5% 6/15/29	1,755,000	2,364,529
Reading Gen. Oblig. Series 2012:
5% 2/1/22	1,245,000	1,319,078
5% 2/1/23	1,185,000	1,311,759
Shrewsbury Gen. Oblig. Series 2019, 5% 7/15/29	2,000,000	2,621,280
Springfield Gen. Oblig. Series 2017:
5% 3/1/23	1,775,000	1,963,984
5% 3/1/24	2,225,000	2,561,175
5% 3/1/25	2,420,000	2,887,133
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
(Bldg. Auth. Proj.) Series 2015 1:
5% 11/1/27	3,500,000	4,237,450
5% 11/1/28	6,000,000	7,237,440
5% 11/1/29	6,230,000	7,490,641
5% 11/1/30	6,000,000	7,188,480
Series 2014 1:
5% 11/1/44 (Pre-Refunded to 11/1/24 @ 100)	16,620,000	19,704,672
5% 11/1/44 (Pre-Refunded to 11/1/24 @ 100)	3,825,000	4,534,920
Series 2020 1, 5% 11/1/50	4,015,000	4,995,503
Univ. of Massachusetts Bldg. Auth. Rev. Series 2019 1:
5% 5/1/34	600,000	770,508
5% 5/1/35	2,000,000	2,560,240
5% 5/1/36	3,400,000	4,335,034
5% 5/1/37	3,200,000	4,065,472
5% 5/1/38	3,000,000	3,799,560
5% 5/1/39	2,000,000	2,525,480
Westfield Gen. Oblig. Series 2014:
5% 3/1/26 (Pre-Refunded to 3/1/24 @ 100)	2,990,000	3,450,669
5% 3/1/27 (Pre-Refunded to 3/1/24 @ 100)	2,740,000	3,162,152

TOTAL MASSACHUSETTS		2,213,254,203

Puerto Rico - 0.3%
Puerto Rico Hsg. Fin. Auth. Series 2020, 5% 12/1/27	4,435,000	5,544,548
TOTAL MUNICIPAL BONDS
(Cost $2,100,445,431)		2,219,271,614

Municipal Notes - 1.9%
Massachusetts - 1.9%
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U-6E, 0.1% 11/2/20, LOC TD Banknorth, NA, VRDN (b)	11,650,000	$11,650,000
Series R, 0.1% 11/2/20 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	16,500,000	16,500,000
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2007 A1, 0.13% 11/2/20 (Liquidity Facility Bank of America NA), VRDN (b)	7,300,000	7,300,000
Weymouth Gen. Oblig. BAN Series 2020, 2% 6/18/21	3,514,073	3,551,062
Worcester Gen. Oblig. BAN Series 2020, 2% 2/16/21	5,000,000	5,025,099
TOTAL MUNICIPAL NOTES
(Cost $44,017,244)		44,026,161
TOTAL INVESTMENT IN SECURITIES - 98.8%
(Cost $2,144,462,675)		2,263,297,775
NET OTHER ASSETS (LIABILITIES) - 1.2%		26,950,578
NET ASSETS - 100%		$2,290,248,353

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,132,135 or 1.2% of net assets.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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